EXPENSES BY NATURE	9 Months Ended
Sep. 30, 2024
Expenses By Nature
EXPENSES BY NATURE

4. EXPENSES BY NATURE

In the following table, cost of sales represents real estate commissions paid to the Company’s agents, as well as to outside brokerages in Canada, and Title Fee Expenses (in thousands).

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Commissions and other agent-related costs	340,359	195,865	829,253	460,475

Operating Expenses
General and Administrative Expenses	16,301	9,234	42,452	27,526
Salaries and Benefits	7,314	4,740	19,748	13,907
Stock Based Compensation	2,825	203	6,245	2,290
Administrative Expenses	1,066	1,227	2,835	2,817
Professional Fees	3,917	2,179	10,339	5,794
Depreciation and Amortization Expense	358	277	1,024	830
Other General and Administrative Expenses	821	608	2,261	1,888
Marketing Expenses	15,261	11,577	43,779	29,527
Salaries and Benefits	279	230	721	540
Stock Based Compensation for Employees	6	13	11	35
Stock Based Compensation for Agents	2,665	2,769	7,137	5,950
Revenue Share	11,651	7,946	33,190	21,064
Other Marketing and Advertising Cost	660	619	2,720	1,938
Research and Development Expenses	3,045	1,931	8,115	5,034
Salaries and Benefits	1,681	1,131	4,394	2,537
Stock Based Compensation	308	69	641	193
Other Research and Development	1,056	731	3,080	2,304
Settlement of Litigation	—	—	9,250	—
Total Cost of Sales and Operating Expenses	374,966	218,607	932,849	522,562

Finance Expenses

The following table provides a detailed breakdown of finance costs (in thousands) as reported in the Condensed Consolidated Statement of Income (Loss):

	Three Months Ended September 30,		Nine Months Ended September 30,
Description	2024	2023	2024	2023
Change in Fair Value of Warrants Outstanding	129	(78)	600	4
Realized Losses (Gains)	4	14	2	99
Bank Fees	245	153	556	431
Finance Costs	(164)	(80)	131	53
Total Finance Expenses	214	10	1,289	587

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED SEPTEMBER 30, 2024 AND 2023

UNAUDITED